Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Deferred tax assets:
Accounts Receivable Clients - Delivered	$ 517
Accounts Receivable Clients - Poc	849
Depreciation	466
Provision Inventory	489
Total deferred tax assets	2,321
Deferred tax liabilities:
Inventory Not delivered	404
Accounts Receivable Clients - Poc	4,706
Depreciation	566
Financials Liabilities	78
Provision Accounts Receivable	944
Total deferred tax liabilities	$ 6,698